SUBSEQUENT EVENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2015	Apr. 02, 2015	Mar. 04, 2015	Jan. 13, 2015	Jan. 08, 2015	Jul. 31, 2015	Jul. 09, 2015	Apr. 23, 2015	Mar. 30, 2015	Mar. 25, 2015	Mar. 11, 2015	Feb. 23, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Proceeds from Issuance of Convertible Preferred Stock															$ 8,300	$ 0	$ 3,550	$ 0
Debt Instrument, Interest Rate, Stated Percentage													8.00%		8.00%	8.00%	8.00%	8.00%
Preferred Stock, Shares Authorized		7,779
Preferred Stock Shares Convertible Conversion Price		$ 12.00
Debt Conversion, Converted Instrument, Amount																	$ 130	$ 2,712
Debt Instrument, Payment Terms															The Notes Payable can be prepaid at any time equal to 110% of the principal and guaranteed interest.
Stock Issued During Period, Value, New Issues														$ 2,819
Dominion Capital LLC
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion			500
Dominion Capital LLC | Restricted Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																	8,333
Debt Conversion, Converted Instrument, Amount																	$ 98
DioGenix, Inc [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares															662,526
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued			41,667
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction									3,278
Proceeds from Issuance of Convertible Preferred Stock									$ 2,950
Conversion of Stock, Shares Converted														500
Preferred Stock, Shares Authorized		13,335												7,779
Preferred Stock Shares Convertible Conversion Price		$ 7.50
Stock Issued During Period, Shares, New Issues		200,000											444	3,278	1,400
Stock Issued During Period, Value, New Issues													$ 400	$ 2,950	$ 1,260
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted													400	549
Stock Issued During Period Shares Stock Dividend														2,045
Series G Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Convertible Preferred Stock							$ 2,000	$ 5,000
Preferred Stock Shares Convertible Conversion Price							$ 9.00
February Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 2,500
Debt Instrument, Interest Rate, Stated Percentage												12.00%
Debt Instrument, Maturity Date												Dec. 23, 2015
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum												24.00%
Debt Instrument, Payment Terms												At any time upon ten (10) days written notice to Dominion Capital, the Company may prepay any portion of the principal amount of the Note and any accrued and unpaid interest at an amount equal to 110% of the then outstanding principal amount of the Note and guaranteed interest, 10% of which may be paid in cash or, at the Companys option, in common stock or a combination thereof.
February Note [Member] | Dominion Capital LLC
Subsequent Event [Line Items]
Debt Instrument, Face Amount														$ 350
Dominion Capital [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion			500
Dominion Capital [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued										55,556	66,517
Dominion Capital [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted										250	299
Make Whole Shares [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued			15,837
Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues														$ 2,819
Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services															74
Stock Issued During Period, Shares, New Issues															13,334
Stock Issued During Period, Value, New Issues															$ 63
Option Agreement [Member] | Georgetown University [Member]
Subsequent Event [Line Items]
Option Agreement Option Term				12 months
Payment For Option Fees				$ 75
Option Agreement [Member] | Georgetown University [Member] | License Agreement Terms [Member]
Subsequent Event [Line Items]
Borrowings under Guaranteed Investment Agreements				10,000
Information Technology commercialize Cost				3,000
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross				$ 500
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										249,639
Proceeds from Issuance or Sale of Equity										$ 2,767
Stock Issued During Period, Shares, Issued for Services										3,228
Merger Agreement [Member] | DioGenix, Inc [Member]
Subsequent Event [Line Items]
Business Acquisition Consideration Potential Cash Payment					$ 2,000
Business Acquisition, Transaction Costs					$ 500
Merger Agreement [Member] | Common Stock [Member] | DioGenix, Inc [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					662,526
Subsequent Event [Member] | Series D E G Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period Shares Stock Dividend						218,286
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted						350
Subsequent Event [Member] | Series D Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued						77,778
Subsequent Event [Member] | Series G Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted						150
Subsequent Event [Member] | Series G Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued						83,334
Subsequent Event [Member] | July Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 650						$ 1,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%						12.00%
Debt Instrument, Maturity Date	Apr. 02, 2016						Jul. 09, 2016